Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Components of the Company's pretax income (loss) before taxes are as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Income Before Income Taxes
Domestic (including U.S. exports)	$29,432	$267,796	$87,447
Foreign subsidiaries	(5,440)	7,327	4,196
	$23,992	$275,123	$91,643

Components of the Company's Income Tax Provision (Benefit)
Components of the Company’s income tax provision (benefit) are as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Current taxes
Federal	$16,079	$16,821	$18,194
State	2,567	(2,728)	5,019
Foreign	688	1,008	1,860
Total current taxes	19,334	15,101	25,073
Deferred taxes:
Federal	(764)	(8,238)	(3,294)
State	70	(1,394)	(301)
Foreign	(3,639)	(423)	(887)
Total deferred taxes	(4,333)	(10,055)	(4,482)
Total tax provision	$15,001	$5,046	$20,591

Summary of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that have resulted in the creation of deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are as follows (in thousands):

	December 31,
	2015	2014
Deferred tax assets:
Tax credits	$60	$395
Accounts receivable and allowances	661	1,424
Net operating loss carryforwards	6,254	7,233
Accrued expenses	5,927	5,486
Other	3,243	1,996
Total deferred tax assets	$16,145	$16,534
Valuation allowance (1)	(1,308)	(2,776)
Net deferred tax assets	$14,837	$13,758
Deferred tax liabilities:
Intangible assets	$(92,083)	$(79,153)
Property and equipment	(17,750)	(18,329)
Prepaid and other expenses	(1,723)	(837)
Total deferred tax liabilities	$(111,556)	$(98,319)
Total net deferred tax liability	$(96,719)	$(84,561)

(1) Primarily relates to the Arnold and Ergobaby operating segments.

Reconciliation Between Federal Statutory Rate and Effective Income Tax Rate
The reconciliation between the Federal Statutory Rate and the effective income tax rate for 2015, 2014 and 2013 are as follows:

	Year ended December 31,
	2015	2014	2013
United States Federal Statutory Rate	35.0%	35.0%	35.0%
State income taxes (net of Federal benefits)	6.5	(1.0)	3.3
Foreign income taxes	1.2	(0.3)	(0.9)
Expenses of Compass Group Diversified Holdings, LLC representing a pass through to shareholders (1)	29.1	2.3	1.6
Effect of (gain) loss on equity method investment	(6.6)	(1.4)	—
Effect of deconsolidation of subsidiary (2)	—	(33.6)	—
Effect of supplemental put expense (reversal) (3)	—	—	(17.6)
Impact of subsidiary employee stock options	1.3	—	—
Domestic production activities deduction	(3.2)	(0.3)	(1.9)
Non-deductible acquisition costs	—	0.1	—
Non-recognition of NOL carryforwards at subsidiaries	(6.1)	0.5	—
Other	5.3	0.5	3.0
Effective income tax rate	62.5%	1.8%	22.5%

(1)	The effective income tax rate for each of the years presented includes losses at the Company’s parent, which is taxed as a partnership.

(2)	The effective income tax rate for the year ended December 31, 2014 includes a significant gain at the Company's parent related to the deconsolidation of FOX in July 2014.

(3)	The effective income tax rate for the year ended December 31, 2013 includes a gain at our parent related to the termination of the Supplemental Put Agreement in July 2013.

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the amount of unrecognized tax benefits for 2015, 2014 and 2013 are as follows (in thousands):

Balance at January 1, 2013	$7,780
Additions for current years’ tax positions	1,855
Additions for prior years’ tax positions	50
Reductions for prior years’ tax positions	—
Reductions for settlements	—
Reductions for expiration of statute of limitations	(1,725)
Balance at December 31, 2013	$7,960
Additions for current years’ tax positions	19
Additions for prior years’ tax positions	141
Reductions for prior years’ tax positions (1)	(7,620)
Reductions for settlements	—
Reductions for expiration of statute of limitations	(67)
Balance at December 31, 2014	$433
Additions for current years’ tax positions	73
Additions for prior years’ tax positions	—
Reductions for prior years’ tax positions	(15)
Reductions for settlements	—
Reductions for expiration of statute of limitations	(102)
Balance at December 31, 2015	$389
(1) $7.6 million of the reduction for prior year tax positions relates to the deconsolidation of FOX in July 2014.